Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

December 17, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Government Fund (the “Registrant”)
File Nos. 811-04304; 002-97889

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated November 28, 2018, for the Delaware Emerging Markets Debt Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on November 30, 2018 (Accession No. 0001206774-18-003331) pursuant to Rule 497(c) under the Securities Act of 1933.

No XBRL exhibits are being filed by the Registrant for the Delaware Strategic Income Fund series of the Registrant because the Item 2, 3 and 4 risk/return summary disclosure for the Delaware Strategic Income Fund series of the Registrant did not differ from that which was included in the XBRL exhibits in Post-Effective Amendment No. 63 filed on December 14, 2018.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Michael E. Dresnin
Macquarie Investment Management
Bruce G. Leto